Investments - Summary of Group's Share of Joint Ventures (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Summary Of Group Share Of Joint Ventures [Line Items]
Revenue	£ 7,110	£ 7,874	£ 7,492	£ 7,341	£ 6,889
Net profit for the year	15	41
Total assets	14,145	13,789
Total liabilities	(12,044)	(11,599)
Net assets	2,101	2,190
Goodwill	7,224	6,824	6,899
Total	103	118	104
Joint ventures [member]
Disclosure Of Summary Of Group Share Of Joint Ventures [Line Items]
Revenue	60	123
Net profit for the year	15	41	£ 32
Total assets	84	112
Total liabilities	(45)	(58)
Net assets	39	54
Goodwill	64	64
Total	£ 103	£ 118